UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             3Bridge Capital LLC
Address:          650 California Street, 30th Floor
                  San Francisco, CA  94108

Form 13F File Number:  28-06407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David E. Post
Title:            CEO
Phone:            415/229-8733

Signature, Place, and Date of Signing:

       /s/ David E. Post           San Francisco, CA           08/08/2002
       -----------------           -----------------           ----------
       [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0
                                                    ----------------

Form 13F Information Table Entry Total:                           77
                                                    ----------------

Form 13F Information Table Value Total:              $      226, 213
                                                    ----------------
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              3Bridge Capital, LLC
                                    FORM 13F
                                  June 30, 2002

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other         --------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ------- --------       -----  ------  -----
AFLAC Inc                    COM         001055102          595         18,600  SH        SOLE                    860         17,740
Albertsons Inc               COM         013104104          590         19,375  SH        SOLE                      0         19,375
Alcoa Inc                    COM         013817101        4,044        122,000  SH        SOLE                122,000              0
American Intl Grp            COM         026874107        8,563        125,500  SH        SOLE                 98,793         26,707
Anheuser Busch Cos           COM         035229103          778         15,552  SH        SOLE                 15,552              0
Apex Mortgage                COM         037564101          213         14,200  SH        SOLE                      0         14,200
AT&T Corp                    COM         001957109        3,727        348,300  SH        SOLE                313,705         34,595
Bank Of America              COM         060505104        5,384         76,515  SH        SOLE                 73,515          3,000
Berkshire Hathaway Cl A      COM         084670108        3,607             54  SH        SOLE                     27             27
BP P L C                     COM         055622104          596         11,812  SH        SOLE                  9,180          2,632
Cadence Design               COM         127387108          214         13,293  SH        SOLE                      0         13,293
ChevronTexaco                COM         166764100        5,124         57,900  SH        SOLE                 55,000          2,900
Cisco Sys Inc                COM         17275R102          251         18,002  SH        SOLE                      0         18,002
Citigroup Inc                COM         172967101        7,549        194,810  SH        SOLE                172,923         21,887
Clorox Co                    COM         189054109          269          6,510  SH        SOLE                      0          6,510
Coca Cola Co                 COM         191216100        1,517         27,096  SH        SOLE                 15,096         12,000
Colgate Palmolive            COM         194162103        3,104         62,022  SH        SOLE                 36,847         25,175
Computer Sciences            COM         205363104        6,243        130,600  SH        SOLE                116,900         13,700
Costco Whsl Corp             COM         22160K105        4,765        123,380  SH        SOLE                111,305         12,075
Dell Computer                COM         247025109        4,130        157,989  SH        SOLE                132,739         25,250
E Trade Grp                  COM         269246104          584        106,955  SH        SOLE                      0        106,955
Exxon Mobil Corp             COM         30231G102        6,221        152,032  SH        SOLE                146,132          5,900
Federal Natl Mtg             COM         313586109        5,626         76,280  SH        SOLE                 65,555         10,725
Franklin Res                 COM         354613101        1,126         26,418  SH        SOLE                 13,154         13,264
Freddie Mac                  COM         313400301        1,460         23,856  SH        SOLE                 12,856         11,000
General Electric             COM         369604103        9,549        328,707  SH        SOLE                 60,255        268,452
General Mtrs                 COM         370442105        2,341         43,800  SH        SOLE                 39,800          4,000
Honeywell Intl               COM         438516106        4,446        126,200  SH        SOLE                114,500         11,700
Household Intl               COM         441815107        4,523         91,000  SH        SOLE                 82,000          9,000
IBM Corp                     COM         459200101          484          6,720  SH        SOLE                  3,920          2,800
Intel Corp                   COM         458140100        4,849        265,397  SH        SOLE                209,677         55,720
JDS Uniphase                 COM         46612J101          106         39,700  SH        SOLE                 33,900          5,800
Johnson & Johnson            COM         478160104        5,787        110,730  SH        SOLE                 98,432         12,298
Kimberly Clark               COM         494368103          701         11,300  SH        SOLE                  3,600          7,700
Kraft Foods                  COM         50075N104        6,488        158,440  SH        SOLE                144,040         14,400
Liberty Media                COM         530718105        5,312        531,150  SH        SOLE                477,550         53,600
Lockheed Martin              COM         539830109        3,181         45,776  SH        SOLE                 39,175          6,601
McDonalds Corp               COM         580135101        5,474        192,400  SH        SOLE                173,400         19,000
MetLife                      COM         59156R108        2,906        100,900  SH        SOLE                 90,900         10,000
Microsoft Corp               COM         594918104        4,865         88,931  SH        SOLE                 75,675         13,256
NASDAQ 100 Tr Unit           COM         631100104          406         15,545  SH        SOLE                 12,245          3,300
Nuance Communications Com    COM         669967101           96         23,050  SH        SOLE                      0         23,050
Office Depot                 COM         676220106        7,377        439,100  SH        SOLE                364,100         75,000
Officemax Inc                COM         67622M108           87         14,700  SH        SOLE                      0         14,700
Omnicom Group                COM         681919106        1,638         35,765  SH        SOLE                 23,265         12,500
Oracle Corp                  COM         68389X105          994        104,956  SH        SOLE                      0        104,956
Park Place Ent.              COM         700690100        6,803        663,700  SH        SOLE                590,980         72,720
Pepsico Inc                  COM         713448108        4,950        102,695  SH        SOLE                 71,245         31,450
Pfizer Inc                   COM         717081103          892         25,485  SH        SOLE                 17,410          8,075
Pharmacia Corp               COM         71713U102        3,298         88,059  SH        SOLE                 79,500          8,559
Phillips Pete Co             COM         718507106        5,216         88,580  SH        SOLE                 83,880          4,700
Procter & Gamble             COM         742718109        4,223         47,285  SH        SOLE                 35,985         11,300
Providian Finl               COM         74406A102          149         25,300  SH        SOLE                      0         25,300
Redwood Trust                COM         758075402          216          6,850  SH        SOLE                      0          6,850
Rite Aid                     COM         767754104          101         42,900  SH        SOLE                 16,100         26,800
Safeway Inc                  COM         786514208        2,461         84,325  SH        SOLE                 76,825          7,500
Schering Plough Corp         COM         806605101        1,117         45,425  SH        SOLE                 36,505          8,920
Software Holders Trust       COM         83404B103          290         10,000  SH        SOLE                  7,900          2,100
Solectron Corp               COM         834182107        2,431        395,326  SH        SOLE                328,126         67,200
SPDR Tr Unit                 COM         78462F103          436          4,405  SH        SOLE                  2,300          2,105
State Street Corp            COM         857477103        1,508         33,725  SH        SOLE                 19,325         14,400
Storage Tech                 COM         862111200          169         10,560  SH        SOLE                      0         10,560
Sun Microsystems             COM         866810104          901        179,842  SH        SOLE                175,842          4,000
Telecom Holders Trust        COM         87927P200          340         11,800  SH        SOLE                  8,700          3,100
Tenet Healthcare             COM         88033G100        4,055         56,675  SH        SOLE                 51,975          4,700
Travelers Prpty              COM         89420G109          490         27,700  SH        SOLE                 25,400          2,300
Triton Network Systems Inc   COM         896775103           45         77,083  SH        SOLE                      0         77,083
Tyco Intl Ltd                COM         902124106        1,727        127,863  SH        SOLE                109,245         18,618
US Industries Inc            COM         912080108           40         11,600  SH        SOLE                      0         11,600
Vodafone                     COM         92857W100          299         21,901  SH        SOLE                 12,186          9,715
Wal Mart Stores              COM         931142103        1,541         28,005  SH        SOLE                 25,305          2,700
Walgreen Co                  COM         931422109        4,553        117,870  SH        SOLE                 66,170         51,700
Washington Mutual            COM         939322103        4,906        132,200  SH        SOLE                119,200         13,000
Wellpoint Health             COM         94973H108        4,270         54,875  SH        SOLE                 48,775          6,100
Wells Fargo & Co             COM         949746101        9,530        190,375  SH        SOLE                161,975         28,400
Wyeth                        COM         983024100        4,851         94,740  SH        SOLE                 85,590          9,150
Yum! Brands Inc              COM         988498101        6,515        222,780  SH        SOLE                202,780         20,000
------------------------------------------------------------------------------------------------------------------------------------
Total                         77                        226,213